Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2022	Jun. 30, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	22,444,822	20,293,552
Common stock, shares outstanding	22,444,822	20,293,552